Trade Notes and Accounts Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 13,093,011	$ 12,343,797
U.S. dollar
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	1,714,490	2,905,396
Other currencies.
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	46,255	75,369
Currencies other than Peso
Disclosure of trade notes and accounts receivable
Trade notes and accounts receivable, net	$ 1,760,745	$ 2,980,765